Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2022		Jul. 31, 2021		Jul. 31, 2022		Jul. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						$ 5,728		$ 7,817
Provision for credit losses						853		1,640
Net write-offs						(1,264)		(2,798)
Other, including foreign currency adjustment						(34)		(431)
Provision for credit losses
Balance at end of period		$ 5,283		$ 6,228		5,283		6,228
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						5,626		7,639
Provision for credit losses
Balance at end of period		5,147	[1]	6,079	[2]	5,147	[1]	6,079	[2]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						37		77	[3]
Provision for credit losses
Balance at end of period	[3]	27		62		27		62
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						65		101	[4]
Provision for credit losses
Balance at end of period	[4]	109		87		109		87
Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]					5,626
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		834		841		802		884
Provision for credit losses						64		74
Net write-offs						(33)		(61)
Other, including foreign currency adjustment						10		(59)
Provision for credit losses
Remeasurement	[6]	28		13		50		61
Newly originated or purchased financial assets		8		18		28		39
Derecognition of financial assets and maturities		(4)		(8)		(14)		(26)
Gross write-offs		(17)		(23)		(54)		(82)
Recoveries		7		11		21		21
Foreign exchange and other movements		(13)		(14)		10		(59)
Balance at end of period	[7]	843		838		843		838
Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		843		838		843		838
Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						802
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,171		2,806		2,341		3,155
Provision for credit losses						403		810
Net write-offs						(643)		(1,256)
Other, including foreign currency adjustment						12		(159)
Provision for credit losses
Remeasurement	[6]	129		196		305		801
Newly originated or purchased financial assets		92		185		242		438
Derecognition of financial assets and maturities		(53)		(182)		(144)		(429)
Gross write-offs		(251)		(508)		(833)		(1,461)
Recoveries		59		78		190		205
Foreign exchange and other movements		(34)		(25)		12		(159)
Balance at end of period	[7]	2,113		2,550		2,113		2,550
Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		2,113		2,550		2,113		2,550
Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						2,341
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,107		1,545		1,211		1,886
Provision for credit losses						288		672
Net write-offs						(439)		(1,164)
Other, including foreign currency adjustment						(11)		(88)
Provision for credit losses
Remeasurement	[6]	113		184		247		725
Newly originated or purchased financial assets		43		27		103		75
Derecognition of financial assets and maturities		(27)		(43)		(62)		(128)
Gross write-offs		(202)		(462)		(580)		(1,309)
Recoveries		40		59		141		145
Foreign exchange and other movements		(25)		(4)		(11)		(88)
Balance at end of period	[7]	1,049		1,306		1,049		1,306
Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		1,049		1,306		1,049		1,306
Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,211
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		4,112		5,192		4,354		5,925
Provision for credit losses
Remeasurement	[6]	270		393		602		1,587
Newly originated or purchased financial assets		143		230		373		552
Derecognition of financial assets and maturities		(84)		(233)		(220)		(583)
Gross write-offs		(470)		(993)		(1,467)		(2,852)
Recoveries		106		148		352		371
Foreign exchange and other movements		(72)		(43)		11		(306)
Balance at end of period	[7]	4,005		4,694		4,005		4,694
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,374		1,892
Provision for credit losses						98		84
Net write-offs						(149)		(317)
Other, including foreign currency adjustment						(45)		(125)
Provision for credit losses
Remeasurement	[6]	(4)		21		68		162
Newly originated or purchased financial assets		74		71		195		239
Derecognition of financial assets and maturities		(81)		(92)		(251)		(288)
Changes in models and methodologies		86				87		(15)
Gross write-offs		(107)		(151)		(253)		(343)
Recoveries		86		13		104		26
Foreign exchange and other movements		(34)		(14)		(36)		(124)
Balance at end of period including off-balance sheet exposures	[7]	1,251		1,472		1,251		1,472
Less: Allowance for credits losses on off-balance sheet exposures	[4]	(109)		(87)		(109)		(87)
Balance at end of period		1,278		1,534		1,278		1,534
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,231		1,624		1,337		1,815
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	1,142		1,385		1,142		1,385
Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		1,142		1,385		1,142		1,385
Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,272
Stage 1 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		1,512	[1]	1,411	[2]	1,512	[1]	1,411	[2]
Stage 1 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]					1,334
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		168		151		152		190
Provision for credit losses
Remeasurement	[6]	1		(29)		(33)		(124)
Newly originated or purchased financial assets		8		18		28		39
Derecognition of financial assets and maturities		(1)		(2)		(4)		(7)
Transfer to (from)stage 1		13		17		46		68
Transfer to (from)stage 2		(2)		(3)		(6)		(9)
Foreign exchange and other movements		(3)		1		1		(4)
Balance at end of period	[7]	184		153		184		153
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		184		153		184		153
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						152
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		655		699		644		864
Provision for credit losses
Remeasurement	[6]	(129)		(265)		(447)		(951)
Newly originated or purchased financial assets		92		185		242		438
Derecognition of financial assets and maturities		(21)		(55)		(56)		(150)
Transfer to (from)stage 1		108		148		365		753
Transfer to (from)stage 2		(32)		(41)		(88)		(218)
Transfer to (from)stage 3		(1)		(3)		(3)		(42)
Foreign exchange and other movements		(14)		(9)		1		(35)
Balance at end of period	[7]	658		659		658		659
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		658		659		658		659
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						644
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		419		319		352		501
Provision for credit losses
Remeasurement	[6]	(33)		(88)		(122)		(398)
Newly originated or purchased financial assets		43		27		103		75
Derecognition of financial assets and maturities		(15)		(16)		(35)		(48)
Transfer to (from)stage 1		50		109		189		313
Transfer to (from)stage 2		(22)		(16)		(48)		(91)
Foreign exchange and other movements		(10)		(1)		(7)		(18)
Balance at end of period	[7]	432		334		432		334
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		432		334		432		334
Stage 1 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						352
Stage 1 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,242		1,169		1,148		1,555
Provision for credit losses
Remeasurement	[6]	(161)		(382)		(602)		(1,473)
Newly originated or purchased financial assets		143		230		373		552
Derecognition of financial assets and maturities		(37)		(73)		(95)		(205)
Transfer to (from)stage 1		171		274		600		1,134
Transfer to (from)stage 2		(56)		(60)		(142)		(318)
Transfer to (from)stage 3		(1)		(3)		(3)		(42)
Foreign exchange and other movements		(27)		(9)		(5)		(57)
Balance at end of period	[7]	1,274		1,146		1,274		1,146
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	(1)		(67)		(54)		(156)
Newly originated or purchased financial assets		74		71		195		239
Derecognition of financial assets and maturities		(58)		(66)		(154)		(234)
Changes in models and methodologies		31				30		(4)
Transfer to (from)stage 1		24		22		85		50
Transfer to (from)stage 2		(6)		(4)		(18)		(46)
Foreign exchange and other movements		(1)		2		1		(16)
Balance at end of period including off-balance sheet exposures	[7]	297		311		297		311
Less: Allowance for credits losses on off-balance sheet exposures	[4]	(59)		(46)		(59)		(46)
Balance at end of period	[7]	238		265		238		265
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		234		353		212		478
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		238		265		238		265
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		238		265		238		265
Stage 1 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						186
Stage 2 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		2,078	[1]	2,909	[2]	2,078	[1]	2,909	[2]
Stage 2 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]					2,637
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		273		280		276		302
Provision for credit losses
Remeasurement	[6]	20		15		38		51
Derecognition of financial assets and maturities		(3)		(6)		(10)		(19)
Transfer to (from)stage 1		(10)		(14)		(39)		(56)
Transfer to (from)stage 2		13		13		29		50
Transfer to (from)stage 3		(5)		(6)		(11)		(29)
Foreign exchange and other movements		(4)				1		(17)
Balance at end of period	[7]	284		282		284		282
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		284		282		284		282
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						276
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		950		1,286		1,071		1,471
Provision for credit losses
Remeasurement	[6]	107		231		296		943
Derecognition of financial assets and maturities		(32)		(127)		(88)		(279)
Transfer to (from)stage 1		(106)		(145)		(358)		(743)
Transfer to (from)stage 2		48		58		131		273
Transfer to (from)stage 3		(58)		(111)		(157)		(421)
Foreign exchange and other movements		(13)		(16)		1		(68)
Balance at end of period	[7]	896		1,176		896		1,176
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		896		1,176		896		1,176
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,071
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		688		1,226		859		1,385
Provision for credit losses
Remeasurement	[6]	34		(78)		42		299
Derecognition of financial assets and maturities		(12)		(27)		(27)		(80)
Transfer to (from)stage 1		(50)		(109)		(189)		(313)
Transfer to (from)stage 2		22		16		48		91
Transfer to (from)stage 3		(43)		(56)		(104)		(354)
Foreign exchange and other movements		(22)				(12)		(56)
Balance at end of period	[7]	617		972		617		972
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		617		972		617		972
Stage 2 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						859
Stage 2 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,911		2,792		2,206		3,158
Provision for credit losses
Remeasurement	[6]	161		168		376		1,293
Derecognition of financial assets and maturities		(47)		(160)		(125)		(378)
Transfer to (from)stage 1		(166)		(268)		(586)		(1,112)
Transfer to (from)stage 2		83		87		208		414
Transfer to (from)stage 3		(106)		(173)		(272)		(804)
Foreign exchange and other movements		(39)		(16)		(10)		(141)
Balance at end of period	[7]	1,797		2,430		1,797		2,430
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	(51)		(8)		(74)		13
Derecognition of financial assets and maturities		(17)		(20)		(73)		(45)
Changes in models and methodologies		55				57		(11)
Transfer to (from)stage 1		(24)		(22)		(85)		(50)
Transfer to (from)stage 2		6		4		18		47
Transfer to (from)stage 3		(2)		(1)		(5)		(5)
Foreign exchange and other movements		(6)		3		5		(21)
Balance at end of period including off-balance sheet exposures	[7]	313		520		313		520
Less: Allowance for credits losses on off-balance sheet exposures	[4]	(32)		(41)		(32)		(41)
Balance at end of period	[7]	281		479		281		479
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		352		564		470		592
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		281		479		281		479
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		281		479		281		479
Stage 2 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						431
Stage 3 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		1,557	[1]	1,759	[2]	1,557	[1]	1,759	[2]
Stage 3 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]					1,655
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		393		410		374		392
Provision for credit losses
Remeasurement	[6]	7		27		45		134
Transfer to (from)stage 1		(3)		(3)		(7)		(12)
Transfer to (from)stage 2		(11)		(10)		(23)		(41)
Transfer to (from)stage 3		5		6		11		29
Gross write-offs		(17)		(23)		(54)		(82)
Recoveries		7		11		21		21
Foreign exchange and other movements		(6)		(15)		8		(38)
Balance at end of period	[7]	375		403		375		403
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		375		403		375		403
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						374
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		566		821		626		820
Provision for credit losses
Remeasurement	[6]	151		230		456		809
Transfer to (from)stage 1		(2)		(3)		(7)		(10)
Transfer to (from)stage 2		(16)		(17)		(43)		(55)
Transfer to (from)stage 3		59		114		160		463
Gross write-offs		(251)		(508)		(833)		(1,461)
Recoveries		59		78		190		205
Foreign exchange and other movements		(7)				10		(56)
Balance at end of period	[7]	559		715		559		715
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		559		715		559		715
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						626
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	[6]	112		350		327		824
Transfer to (from)stage 3		43		56		104		354
Gross write-offs		(202)		(462)		(580)		(1,309)
Recoveries		40		59		141		145
Foreign exchange and other movements		7		(3)		8		(14)
Stage 3 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		959		1,231		1,000		1,212
Provision for credit losses
Remeasurement	[6]	270		607		828		1,767
Transfer to (from)stage 1		(5)		(6)		(14)		(22)
Transfer to (from)stage 2		(27)		(27)		(66)		(96)
Transfer to (from)stage 3		107		176		275		846
Gross write-offs		(470)		(993)		(1,467)		(2,852)
Recoveries		106		148		352		371
Foreign exchange and other movements		(6)		(18)		26		(108)
Balance at end of period	[7]	934		1,118		934		1,118
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	48		96		196		305
Derecognition of financial assets and maturities		(6)		(6)		(24)		(9)
Transfer to (from)stage 2								(1)
Transfer to (from)stage 3		2		1		5		5
Gross write-offs		(107)		(151)		(253)		(343)
Recoveries		86		13		104		26
Foreign exchange and other movements		(27)		(19)		(42)		(87)
Balance at end of period including off-balance sheet exposures	[7]	641		641		641		641
Less: Allowance for credits losses on off-balance sheet exposures	[4]	(18)				(18)
Balance at end of period	[7]	623		641		623		641
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		645		707		655		745
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		623		641		623		641
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		$ 623		$ 641		623		$ 641
Stage 3 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						$ 655

[1]	Excludes allowance for credit losses of $0 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[2]	Excludes allowance for credit losses of $153 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.
[3]	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
[4]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[5]	Excludes allowance for credit losses of $105 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.
[6]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[7]	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans for the three months ended July 31, 2022 totaled $0 (July 31, 2021 – $61) and for the nine months ended July 31, 2022 totaled $0 (July 31, 2021 – $212).